Eaton Vance
Ohio Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.90%, 12/1/54(1)	$1,100	$ 1,100,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,205	1,316,953
		$ 2,416,953
Education — 15.4%
Bowling Green State University, OH:
5.00%, 6/1/36	$795	$ 917,204
5.00%, 6/1/37	925	1,052,420
Dayton-Montgomery County Port Authority, OH, (Dayton Regional STEM Schools, Inc.):
5.00%, 12/1/32	820	865,844
5.00%, 12/1/44	1,250	1,282,629
Kent University, OH, 5.00%, 5/1/36	320	361,047
Miami University, OH:
4.00%, 9/1/45	2,000	1,968,126
5.25%, 9/1/51	1,655	1,774,691
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,004,536
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/48	2,250	2,353,508
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,175	2,274,559
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,029,863
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 2/1/38	1,200	1,294,466
5.00%, 2/1/42	500	545,355
Ohio State University:
5.00%, 12/1/29	1,060	1,143,705
5.25%, 12/1/46	2,000	2,160,259
Green Bonds, 4.00%, 12/1/43	855	845,736
Ohio University, 5.25%, 12/1/54	3,000	3,167,637
University of Cincinnati, OH:
5.00%, 6/1/47	2,000	2,014,679
5.25%, 6/1/54	4,000	4,218,077
		$ 30,274,341
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 3.9%
American Municipal Power, Inc., OH, (Combined Hydroelectric):
5.00%, 2/15/40	$650	$ 716,985
5.00%, 2/15/41	720	786,442
5.00%, 2/15/48	1,300	1,358,605
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/42	2,425	2,659,093
American Municipal Power, Inc., OH, (Meldahl Hydroelectric), 5.00%, 2/15/45	2,000	2,162,179
		$ 7,683,304
Escrowed/Prerefunded — 0.2%
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group), Prerefunded to 11/15/30, 4.00%, 11/15/37	$390	$ 410,305
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	20,420
		$ 430,725
General Obligations — 21.7%
Avon Lake City School District, OH:
5.00%, 12/1/36	$85	$ 96,592
5.00%, 12/1/52	1,000	1,043,239
Big Walnut Local School District, OH:
5.00%, 12/1/34	275	316,365
5.00%, 12/1/35	450	521,474
5.00%, 12/1/36	250	292,069
5.00%, 12/1/37	275	322,487
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	545	546,227
Central Ohio Transit Authority, OH, 5.00%, 12/1/48	2,000	2,112,007
Cleveland, OH, 5.00%, 12/1/51	2,000	2,072,442
Columbus, OH, 5.00%, 4/1/39	2,700	2,948,962
Cuyahoga Community College District, OH:
3.50%, 12/1/39	1,400	1,355,728
5.00%, 12/1/38	340	387,458
Cuyahoga County, OH, 5.25%, 12/1/56	620	662,220
Dublin School District, OH, 4.00%, 12/1/48	770	744,344
Euclid City School District, OH, 5.00%, 1/15/42	1,000	1,085,092
Hamilton County, OH, 5.00%, 12/1/46	1,150	1,236,547
Hilliard School District, OH:
5.00%, 12/1/36	250	286,388
5.00%, 12/1/37	425	483,439
Jonathan Alder Local School District, OH:
5.00%, 12/1/44	325	357,079
5.00%, 12/1/45	600	654,331

Eaton Vance
Ohio Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mayfield Heights, OH, 4.00%, 12/1/48	$1,250	$ 1,183,058
Milford Exempted Village School District, OH, 5.00%, 12/1/34	40	44,710
North Canton City School District, OH, 5.00%, 10/1/49	560	578,117
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,582,485
North Ridgeville City School District, OH:
4.375%, 12/1/50	2,750	2,679,305
5.00%, 12/1/47	1,300	1,325,452
North Royalton City School District, OH:
5.00%, 12/1/44	650	709,842
5.00%, 12/1/45	900	974,101
Norwalk City School District, OH:
5.00%, 11/1/37	225	246,722
5.00%, 11/1/47	1,440	1,511,543
Oak Hills Local School District, OH:
5.00%, 11/1/36	280	314,269
5.00%, 11/1/41	450	494,384
5.00%, 11/1/42	525	573,920
Oakwood City School District, OH:
5.00%, 12/1/34	125	138,987
5.00%, 12/1/35	200	221,083
5.00%, 12/1/36	200	220,273
5.00%, 12/1/44	70	74,865
5.00%, 12/1/45	15	15,948
Olentangy Local School District, OH, 5.00%, 12/1/39	1,330	1,513,483
Olmsted Falls City School District, OH, 5.00%, 12/1/35	10	11,482
Puerto Rico, 5.625%, 7/1/27	499	508,067
Shaker Heights City School District, OH, 5.00%, 12/15/49	3,000	3,130,893
Summit County, OH, 5.00%, 12/1/43	1,000	1,072,793
Sylvania City School District, OH, 5.00%, 11/1/35	650	738,045
Troy City School District, OH, 5.00%, 12/1/54	1,000	1,037,179
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,200,531
		$ 42,626,027
Hospital — 11.5%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,241,598
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	982,640
Franklin County, OH, (Nationwide Children's Hospital):
5.25%, 11/1/55	1,500	1,586,858
(SPA: JPMorgan Chase Bank, N.A.), 2.90%, 11/1/42(1)	500	500,000
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,204,808
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Franklin County, OH, (Trinity Health Credit Group):
4.00%, 12/1/44	$2,445	$ 2,344,073
5.00%, 12/1/46	3,000	3,022,827
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,135,351
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,029,381
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	460,362
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), (SPA: Barclays Bank PLC), 3.00%, 1/1/43(1)	1,500	1,500,000
Ohio, (Childrens Hospital Medical Center), 5.25%, 8/15/48	1,500	1,605,978
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,066,031
4.00%, 1/1/43	1,940	1,842,818
4.00%, 1/1/46	1,890	1,772,148
Prerefunded to 1/1/28, 4.00%, 1/1/43	225	229,725
Prerefunded to 1/1/29, 4.00%, 1/1/46	110	113,661
		$ 22,638,259
Housing — 3.5%
Dayton-Montgomery County Port Authority, OH, (Northcrest Gardens Apartments), Sustainability Bonds, (FNMA), 4.50%, 1/1/41	$985	$ 1,011,286
Ohio Housing Finance Agency:
3.00%, 9/1/39	375	338,911
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 9/1/44	2,810	2,868,100
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.80%, 9/1/43	800	832,243
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	770	811,283
Port of Greater Cincinnati Development Authority, OH, (Senior Chateau), Sustainability Bonds, (FNMA), 4.55%, 12/1/41	1,000	1,035,408
		$ 6,897,231
Industrial Development Revenue — 2.2%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,632,564
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.75%, 1/1/29	1,000	1,010,686
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(2)	1,700	1,708,569
		$ 4,351,819

Eaton Vance
Ohio Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 5.2%
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$2,540	$ 2,431,317
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/27	2,500	2,450,117
(NPFG), 0.00%, 2/15/28	4,750	4,510,448
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	775,708
		$ 10,167,590
Insured - General Obligations — 14.7%
Cincinnati City School District, OH, (AG), 5.25%, 12/1/29(3)	$7,500	$ 8,137,800
Green Local School District, OH, (AG), 4.625%, 11/1/47	1,020	1,028,099
Kettering City School District, OH, (AG), 5.25%, 12/1/31	4,505	4,718,214
Mason City School District, OH, (AG), 5.25%, 12/1/31	3,525	3,834,596
Springboro Community City School District, OH:
(AG), 5.25%, 12/1/30	5,000	5,445,000
(BAM), 5.00%, 12/1/56(4)	1,000	1,041,436
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,689,995
		$ 28,895,140
Insured - Hospital — 1.7%
Fayette County, OH, (AG), 5.25%, 12/1/54	$1,500	$ 1,568,809
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AG), 4.00%, 11/15/45	1,725	1,635,403
		$ 3,204,212
Insured - Special Tax Revenue — 0.4%
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AG), 4.375%, 12/1/58	$790	$ 762,122
		$ 762,122
Insured - Transportation — 1.3%
Cleveland, OH, Airport System Revenue, (AG), (AMT), 5.00%, 1/1/43	$1,000	$ 1,015,291
Ohio, (Portsmouth Gateway Group, LLC), (AG), (AMT), 5.00%, 12/31/35	1,500	1,501,315
		$ 2,516,606
Insured - Water and Sewer — 1.9%
Newark, OH, Water System Revenue, (AG), 5.00%, 12/1/39	$3,680	$ 3,694,866
		$ 3,694,866
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.9%
Bay Village City School District, OH:
5.00%, 12/1/37	$200	$ 223,650
5.00%, 12/1/38	200	222,091
5.00%, 12/1/39	175	192,295
5.25%, 12/1/50	1,000	1,062,342
		$ 1,700,378
Other Revenue — 3.6%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$2,625	$ 2,652,705
5.00%, 6/1/55	1,245	976,645
Lancaster Port Authority, OH, Gas Supply Revenue, 5.00% to 8/1/30 (Put Date), 2/1/55	2,500	2,653,528
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	830	830,457
		$ 7,113,335
Senior Living/Life Care — 2.3%
Franklin County, OH, (Ohio Living Communities):
4.00%, 7/1/40	$995	$ 949,340
5.25%, 7/1/41	1,500	1,572,473
Prerefunded to 7/1/28, 4.00%, 7/1/40	5	5,281
Hamilton County, OH, (Life Enriching Communities):
5.50%, 1/1/38	350	381,310
5.50%, 1/1/39	575	624,006
5.50%, 1/1/40	400	432,886
5.50%, 1/1/43	500	528,339
		$ 4,493,635
Special Tax Revenue — 4.5%
American Samoa Economic Development Authority:
5.00%, 9/1/32(2)	$340	$ 357,902
5.00%, 9/1/33(2)	250	264,104
5.00%, 9/1/38(2)	200	204,366
Cincinnati, OH, (Findlay Community Center), 4.00%, 11/1/45	1,825	1,794,282
JobsOhio Beverage System, OH:
5.00%, 1/1/37	2,000	2,300,813
5.00%, 1/1/43	1,500	1,664,521
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,285,218
		$ 8,871,206

Eaton Vance
Ohio Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 3.4%
Columbus Regional Airport Authority, OH, (John Glenn Columbus International Airport):
5.25%, 1/1/50	$2,500	$ 2,654,354
(AMT), 5.50%, 1/1/50	1,620	1,728,374
Ohio Turnpike and Infrastructure Commission, 4.00%, 2/15/46	2,000	1,929,842
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/33	350	380,973
		$ 6,693,543
Water and Sewer — 2.4%
Cleveland, OH, Department of Public Utilities, Division of Water, 5.00%, 1/1/49	$1,075	$ 1,136,014
Cleveland, OH, Water Pollution Control Revenue, 5.00%, 11/15/49	750	784,583
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,617,706
Northeast Ohio Regional Sewer District, 5.00%, 11/15/45	1,000	1,085,902
		$ 4,624,205
Total Tax-Exempt Municipal Obligations (identified cost $197,944,077)		$200,055,497

Short-Term Investments — 0.2%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.55%(5)	467,281	$ 467,328
Total Short-Term Investments (identified cost $467,328)		$ 467,328
Total Investments — 102.1% (identified cost $198,411,405)		$200,522,825
Other Assets, Less Liabilities — (2.1)%		$ (4,209,819)
Net Assets — 100.0%		$196,313,006

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $2,534,941 or 1.3% of the Fund's net assets.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	When-issued security.
(5)	The rate shown is the annualized seven-day yield as of June 30, 2026.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 24.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 16.6% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Ohio Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$200,055,497	$ —	$200,055,497
Short-Term Investments	467,328	—	—	467,328
Total Investments	$467,328	$200,055,497	$—	$200,522,825
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.